Annual Total Returns	0 Months Ended
Jul. 01, 2012
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(9.63%)
Annual Return 2003	25.95%
Annual Return 2004	10.85%
Annual Return 2005	3.22%
Annual Return 2006	9.73%
Annual Return 2007	6.39%
Annual Return 2008	(33.44%)
Annual Return 2009	33.17%
Annual Return 2010	19.05%
Annual Return 2011	(5.03%)
(Columbia Convertible Securities Fund - Z) | (Columbia Convertible Securities Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(9.40%)
Annual Return 2003	26.15%
Annual Return 2004	11.11%
Annual Return 2005	3.48%
Annual Return 2006	10.00%
Annual Return 2007	6.65%
Annual Return 2008	(33.27%)
Annual Return 2009	33.59%
Annual Return 2010	19.41%
Annual Return 2011	(4.85%)
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(19.32%)
Annual Return 2003	31.22%
Annual Return 2004	13.37%
Annual Return 2005	8.89%
Annual Return 2006	17.68%
Annual Return 2007	2.53%
Annual Return 2008	(37.32%)
Annual Return 2009	22.37%
Annual Return 2010	14.15%
Annual Return 2011	(8.12%)
(Columbia Large Cap Value Fund - Y) | (Columbia Large Cap Value Fund) | Class Y Shares
Bar Chart Table:
Annual Return 2002	(19.20%)
Annual Return 2003	31.62%
Annual Return 2004	13.62%
Annual Return 2005	9.15%
Annual Return 2006	17.92%
Annual Return 2007	2.78%
Annual Return 2008	(37.18%)
Annual Return 2009	22.87%
Annual Return 2010	14.68%
Annual Return 2011	(7.85%)
(Columbia Large Cap Value Fund - Z) | (Columbia Large Cap Value Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(19.20%)
Annual Return 2003	31.62%
Annual Return 2004	13.62%
Annual Return 2005	9.15%
Annual Return 2006	17.92%
Annual Return 2007	2.78%
Annual Return 2008	(37.18%)
Annual Return 2009	22.76%
Annual Return 2010	14.40%
Annual Return 2011	(7.96%)
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(13.24%)
Annual Return 2003	36.53%
Annual Return 2004	20.64%
Annual Return 2005	15.02%
Annual Return 2006	16.74%
Annual Return 2007	7.38%
Annual Return 2008	(41.78%)
Annual Return 2009	32.25%
Annual Return 2010	22.93%
Annual Return 2011	(4.28%)
(Columbia Mid Cap Value Fund - Y) | (Columbia Mid Cap Value Fund) | Class Y Shares
Bar Chart Table:
Annual Return 2002	(13.24%)
Annual Return 2003	36.53%
Annual Return 2004	20.64%
Annual Return 2005	15.02%
Annual Return 2006	16.74%
Annual Return 2007	7.38%
Annual Return 2008	(41.78%)
Annual Return 2009	32.41%
Annual Return 2010	23.19%
Annual Return 2011	(3.94%)
(Columbia Mid Cap Value Fund - Z) | (Columbia Mid Cap Value Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(13.09%)
Annual Return 2003	36.89%
Annual Return 2004	20.89%
Annual Return 2005	15.27%
Annual Return 2006	17.09%
Annual Return 2007	7.65%
Annual Return 2008	(41.64%)
Annual Return 2009	32.54%
Annual Return 2010	23.21%
Annual Return 2011	(4.03%)
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class A Shares
Bar Chart Table:
Annual Return 2003	41.65%
Annual Return 2004	23.86%
Annual Return 2005	8.63%
Annual Return 2006	16.76%
Annual Return 2007	2.68%
Annual Return 2008	(33.78%)
Annual Return 2009	24.94%
Annual Return 2010	25.37%
Annual Return 2011	(2.70%)
(Columbia Small Cap Value Fund II - Z) | (Columbia Small Cap Value Fund II) | Class Z Shares
Bar Chart Table:
Annual Return 2003	42.04%
Annual Return 2004	24.16%
Annual Return 2005	8.98%
Annual Return 2006	16.99%
Annual Return 2007	2.96%
Annual Return 2008	(33.63%)
Annual Return 2009	25.14%
Annual Return 2010	25.64%
Annual Return 2011	(2.39%)
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(15.29%)
Annual Return 2003	28.65%
Annual Return 2004	15.39%
Annual Return 2005	5.85%
Annual Return 2006	6.86%
Annual Return 2007	13.98%
Annual Return 2008	(42.03%)
Annual Return 2009	29.08%
Annual Return 2010	19.44%
Annual Return 2011	(1.77%)
(Columbia Marsico Growth Fund - Z) | (Columbia Marsico Growth Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(15.08%)
Annual Return 2003	29.05%
Annual Return 2004	15.63%
Annual Return 2005	6.12%
Annual Return 2006	7.18%
Annual Return 2007	14.19%
Annual Return 2008	(41.87%)
Annual Return 2009	29.37%
Annual Return 2010	19.74%
Annual Return 2011	(1.45%)
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(27.67%)
Annual Return 2003	27.30%
Annual Return 2004	8.07%
Annual Return 2005	5.90%
Annual Return 2006	15.42%
Annual Return 2007	9.97%
Annual Return 2008	(35.89%)
Annual Return 2009	24.00%
Annual Return 2010	13.76%
Annual Return 2011	(2.25%)
(Columbia Large Cap Core Fund - Z) | (Columbia Large Cap Core Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(27.43%)
Annual Return 2003	27.27%
Annual Return 2004	8.34%
Annual Return 2005	6.22%
Annual Return 2006	15.71%
Annual Return 2007	10.27%
Annual Return 2008	(35.77%)
Annual Return 2009	24.38%
Annual Return 2010	13.99%
Annual Return 2011	(2.01%)
(Columbia Marsico Focused Equities Fund - ABCI) | (Columbia Marsico Focused Equities Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(15.73%)
Annual Return 2003	31.34%
Annual Return 2004	10.67%
Annual Return 2005	9.59%
Annual Return 2006	8.35%
Annual Return 2007	13.18%
Annual Return 2008	(39.77%)
Annual Return 2009	30.22%
Annual Return 2010	18.52%
Annual Return 2011	(2.65%)
(Columbia Marsico Focused Equities Fund - Z) | (Columbia Marsico Focused Equities Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(15.50%)
Annual Return 2003	31.62%
Annual Return 2004	10.97%
Annual Return 2005	9.83%
Annual Return 2006	8.66%
Annual Return 2007	13.39%
Annual Return 2008	(39.62%)
Annual Return 2009	30.58%
Annual Return 2010	18.85%
Annual Return 2011	(2.44%)
(Columbia Marsico 21st Century Fund - ABCR) | (Columbia Marsico 21st Century Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(9.80%)
Annual Return 2003	48.56%
Annual Return 2004	21.94%
Annual Return 2005	7.98%
Annual Return 2006	18.53%
Annual Return 2007	19.88%
Annual Return 2008	(44.63%)
Annual Return 2009	27.41%
Annual Return 2010	16.95%
Annual Return 2011	(12.36%)
(Columbia Marsico 21st Century Fund - Z) | (Columbia Marsico 21st Century Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(9.47%)
Annual Return 2003	48.81%
Annual Return 2004	22.26%
Annual Return 2005	8.21%
Annual Return 2006	18.86%
Annual Return 2007	20.22%
Annual Return 2008	(44.52%)
Annual Return 2009	27.84%
Annual Return 2010	17.13%
Annual Return 2011	(12.18%)
(Columbia Small Cap Growth Fund II - ABCI) | (Columbia Small Cap Growth Fund II) | Class A Shares
Bar Chart Table:
Annual Return 2002	(27.97%)
Annual Return 2003	37.12%
Annual Return 2004	9.94%
Annual Return 2005	6.41%
Annual Return 2006	12.11%
Annual Return 2007	12.68%
Annual Return 2008	(40.99%)
Annual Return 2009	25.14%
Annual Return 2010	27.48%
Annual Return 2011	(5.63%)
(Columbia Small Cap Growth Fund II - Z) | (Columbia Small Cap Growth Fund II) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(27.76%)
Annual Return 2003	37.40%
Annual Return 2004	10.22%
Annual Return 2005	6.70%
Annual Return 2006	12.34%
Annual Return 2007	13.02%
Annual Return 2008	(40.85%)
Annual Return 2009	25.40%
Annual Return 2010	27.95%
Annual Return 2011	(5.44%)
(Columbia Large Cap Enhanced Core Fund - AIR) | (Columbia Large Cap Enhanced Core Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(21.86%)
Annual Return 2003	(29.43%)
Annual Return 2004	10.23%
Annual Return 2005	6.47%
Annual Return 2006	16.42%
Annual Return 2007	3.83%
Annual Return 2008	(36.73%)
Annual Return 2009	23.89%
Annual Return 2010	13.01%
Annual Return 2011	4.36%
(Columbia Large Cap Enhanced Core Fund - Y) | (Columbia Large Cap Enhanced Core Fund) | Class Y Shares
Bar Chart Table:
Annual Return 2002	(21.86%)
Annual Return 2003	(29.43%)
Annual Return 2004	10.23%
Annual Return 2005	6.47%
Annual Return 2006	16.42%
Annual Return 2007	3.83%
Annual Return 2008	(36.73%)
Annual Return 2009	24.10%
Annual Return 2010	13.44%
Annual Return 2011	4.76%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(21.59%)
Annual Return 2003	29.66%
Annual Return 2004	10.54%
Annual Return 2005	6.70%
Annual Return 2006	16.81%
Annual Return 2007	4.05%
Annual Return 2008	(36.48%)
Annual Return 2009	23.99%
Annual Return 2010	13.32%
Annual Return 2011	4.56%
(Columbia Large Cap Index Fund - ABI) | (Columbia Large Cap Index Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(22.57%)
Annual Return 2003	27.98%
Annual Return 2004	10.45%
Annual Return 2005	4.51%
Annual Return 2006	15.39%
Annual Return 2007	5.12%
Annual Return 2008	(37.22%)
Annual Return 2009	26.03%
Annual Return 2010	14.62%
Annual Return 2011	1.73%
(Columbia Large Cap Index Fund - Z) | (Columbia Large Cap Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(22.39%)
Annual Return 2003	28.28%
Annual Return 2004	10.73%
Annual Return 2005	4.82%
Annual Return 2006	15.65%
Annual Return 2007	5.37%
Annual Return 2008	(37.08%)
Annual Return 2009	26.41%
Annual Return 2010	14.88%
Annual Return 2011	1.98%
(Columbia Mid Cap Index Fund - AI) | (Columbia Mid Cap Index Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(15.18%)
Annual Return 2003	34.79%
Annual Return 2004	15.96%
Annual Return 2005	12.31%
Annual Return 2006	9.96%
Annual Return 2007	7.64%
Annual Return 2008	(36.26%)
Annual Return 2009	36.79%
Annual Return 2010	26.05%
Annual Return 2011	(2.14%)
(Columbia Mid Cap Index Fund - Z) | (Columbia Mid Cap Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(15.01%)
Annual Return 2003	35.17%
Annual Return 2004	16.38%
Annual Return 2005	12.45%
Annual Return 2006	10.25%
Annual Return 2007	7.95%
Annual Return 2008	(36.11%)
Annual Return 2009	37.06%
Annual Return 2010	26.44%
Annual Return 2011	(1.89%)
(Columbia Small Cap Index Fund - ABI R4) | (Columbia Small Cap Index Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(15.37%)
Annual Return 2003	37.94%
Annual Return 2004	22.08%
Annual Return 2005	7.14%
Annual Return 2006	14.62%
Annual Return 2007	(0.66%)
Annual Return 2008	(31.00%)
Annual Return 2009	25.19%
Annual Return 2010	25.71%
Annual Return 2011	0.58%
(Columbia Small Cap Index Fund - Z) | (Columbia Small Cap Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(15.18%)
Annual Return 2003	38.35%
Annual Return 2004	22.33%
Annual Return 2005	7.46%
Annual Return 2006	14.90%
Annual Return 2007	(0.39%)
Annual Return 2008	(30.84%)
Annual Return 2009	25.52%
Annual Return 2010	26.06%
Annual Return 2011	0.79%